Note 25 - Revenue From Contracts With Customers	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]
(25)	Revenue from Contracts with Customers

All of the Company’s revenue from contracts with customers in the scope of ASC 606 is recognized within noninterest income. The following table presents the Company’s sources of non-interest income for the periods presented. Items outside the scope of ASC Topic 606 are noted as such.

	Years ended December 31,
	2022	2021	2020
	(dollars in thousands)

Fees and gains on sales of mortgage loans(1)	$2,973	$9,997	$9,560
Service charges on deposits	7,382	6,137	5,659
Debit and credit card interchange income, net	8,416	7,783	5,842
Brokerage income	6,929	6,368	4,837
BOLI and annuity earnings(1)	1,346	1,109	959
Security gain (loss), net(1)	(1,620)	28	882
Other non-interest income	1,994	1,428	2,056
Total non-interest income	$27,420	$32,850	$29,795

(1)Not within the scope of ASC Topic 606.

A description of the Company's revenue streams accounted for under ASC Topic 606 follows:

Service charges on deposit accounts - The Company earns fees on its deposit customers for transaction-based, account maintenance, and overdraft services. Transaction-based fees, which include services such as ATM usage fees, stop payment charges, statement rendering, and ACH fees are recognized at the time the transaction is executed and the Company fulfills the customer’s request. Account maintenance fees, which relate primarily to monthly maintenance, are earned over the course of a month, representing the period over which the Company satisfies the performance obligation. Account maintenance fees are recognized in the same month the Company earns and satisfies the performance obligation. Overdraft fees are recognized at the point in time that the overdraft occurs. Service charges on deposits are withdrawn from the customer’s account balance.

Debit and credit card interchange income, net - The Company earns interchange fees from debit and credit cardholder transactions conducted through the Mastercard payment network. Interchange fees from cardholder transactions represent a percentage of the underlying transaction value and are recognized daily, concurrently with the transaction processing services provided to the cardholder. Certain expenses directly associated with the debit and credit cards are recorded on a net basis with the interchange income.

Brokerage income - The Company earns fees from investment brokerage services provided to its customers by a third-party service provider. The Company receives commissions from the third-party service provider on a bi-monthly basis based upon customer activity for the month. The fees are recognized monthly when the Company satisfies the performance obligation. Because the Company (1) acts as an agent in arranging the relationship between the customer and third-party service provider and (2) does not control the services rendered to the customer, investment brokerage fees are presented net of related servicing and administration costs.